Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
OPERATING ACTIVITIES
Net profit	$ 6,739,502	$ 5,067,283
Non-cash items:
Depreciation	7,051,829	4,908,604
Amortization of deferred dry dock expenditure	593,851	562,630
Share based compensation	320,985	352,338
Amortization of deferred finance charges	600,463	301,175
Changes in operating assets and liabilities:
Receivables, trade	5,943,719	(7,724,764)
Working capital advances	0	(975,000)
Prepayments	(87,758)	413,216
Advances and deposits	(1,494,787)	(812,459)
Other receivables	0	(52,630)
Inventories	(330,719)	(1,331,291)
Payables, trade	(2,829,908)	2,528,271
Charter revenue received in advance	1,377,188	(1,047,634)
Other payables	(38,453)	(195,322)
Accrued interest on loans	381,516	144,108
Deferred dry dock expenditure	(621,792)	(956,246)
Net cash provided by operating activities	17,605,636	1,182,279
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(299,398)	(78,484,645)
Payments for vessels under construction	0	(15,864,844)
Payments for leasehold improvements	(502,277)	0
Payments for other non-current assets	(198,450)	(33,901)
Net cash used in investing activities	(1,000,125)	(94,383,390)
FINANCING ACTIVITIES
Proceeds from long-term debt	2,010,000	63,830,000
Repayments of long term debt	(855,000)	(4,848,732)
Repayments of capital leases	(443,813)	(400,667)
Payments for deferred finance charges	(4,110,711)	(577,192)
Payment of dividend	(2,851,002)	(2,598,060)
Payments for treasury stock	(2,993,931)	0
Net cash (used in)/provided by financing activities	(9,244,457)	55,405,349
Net increase/(decrease) in cash and cash equivalents	7,361,054	(37,795,762)
Cash and cash equivalents at the beginning of the period	40,109,382	59,879,596
Cash and cash equivalents at the end of the period	$ 47,470,436	$ 22,083,834